Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2021
Fair value of assets and liabilities [abstract]
Fair value of assets and liabilities
39 Fair value of assets and liabilities

a) Valuation Methods
The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability.
Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques.
b) Valuation Control framework
The valuation control framework covers the product approval process (PARP),

pricing, independent price
verification (IPV), valuation adjustments, and model use. Valuation processes are governed by various governance bodies, including Local Parameter Committees, Global Price Testing and Impairment Committee,
Market Data Committee and Valuation Model Committee. All relevant committees meet on a regular basis
(monthly/quarterly), where agenda covers the aforementioned valuation controls.
The Global Price Testing and Impairment Committee is responsible for the oversight and the approval of the outcome of impairments (other than loan loss provisions) and valuation processes. It oversees the quality and
coherence of valuation methodologies and performance. The Valuation Model Committee is responsible for the approval of fair value pricing models and fair and prudent valuation adjustment models and the Local
Parameter Committee monitors the appropriateness of (quoted) pricing, any other relevant market info, as well as the appropriateness of pricing models themselves related to the fair valued positions to which they are applied. The Local Parameter Committee executes valuation methodology and processes at a local level. The
Market Data Committee approves and reviews all pricing inputs for the calculation of market parameters.
c) Valuation Adjustments
Valuation adjustments are an integral part of the fair value. They are included as part of the fair value to provide better estimation of market exit value on measurement date. ING considers various valuation adjustments to arrive at the fair value including Bid-Offer adjustments, Model Risk adjustments, Credit
Valuation Adjustments (CVA), Debit valuation Adjustments (DVA), including DVA on derivatives and own issued
liabilities, Collateral Valuation Adjustment (CollVA) and Funding Valuation Adjustment (FVA)'.
For financial instruments measured by internal models where one or more unobservable market inputs are
significant for valuation, a difference between the transaction price and the theoretical price resulting from the internal model can occur. ING defers material Day

One profit or loss relating to financial instruments classified as Level 3 and financial instruments with material unobservable inputs into CVA which are not necessarily classified as Level 3. The Day One profit or loss is amortised over the life of the instrument or until the
observability improves. Both the impact on the profit and loss per year end 2021 and the Day One profit or loss
reserve in the balance sheet as per 31 December

2021 are deemed to be immaterial.
The following table presents the models reserves for financial assets and liabilities:
Valuation adjustment on financial assets and liabilities
as at 31 December
2021 2020
Bid/Offer -143 -121
Model Risk -11 -25
CVA -159 -238
DVA -66 -124
CollVA -8 -16
FVA -95 -111
Total Valuation

Adjustments
-482 -634
Bid-Offer Adjustment
Bid-Offer adjustments are required to adjust mid-market values to appropriate bid or offer value in order to best represent the exit value, and therefore fair value. It is applicable to financial assets and liabilities that are valued at mid-price initially. In practice this adjustment accounts for the difference in valuation from mid to bid and mid to offer for long and short exposures respectively. In principle assets are valued at the bid prices and liabilities are valued at the offer price. For certain assets or liabilities, where a market quoted price is not available, the price used is the fair value that is most representative within the bid-offer spread.
Model Risk Adjustment
Model risk adjustments addresses the risk of possible financial losses resulting from the use of a mis-specified,
misapplied, or incorrect implementation of a model.

Credit Valuation Adjustment (CVA)
Credit Valuation Adjustment (CVA) is the adjustment on the fair value of a derivative trade to account for the possibility that a counterparty can go into default. In other words, it is the market value of counterparty credit risk. On the contrary, Debit Valuation Adjustment (DVA)

reflects the credit risk of ING for its counterparty. CVA
and DVA combinedly are regarded as the Bilateral Valuation Adjustment (BVA).

The calculation of CVA is based
on the estimation of the expected exposure, the counterparties’ risk of default, and taking into account the collateral agreements as well as netting agreements. The counterparties’ risk of default is measured by probability of default and expected loss given default, which is based on market information including credit default swap (CDS) spread. Where counterparty CDS spreads are not available, relevant proxy spreads are used. Additionally, wrong-way risk (when exposure to a counterparty is increasing and the credit quality of that counterparty deteriorates) and right-way risk (when exposure to a counterparty is increasing and the credit quality of that counterparty improves) are included in the adjustment.
Debit Valuation Adjustment (DVA)
ING recognises two types of Debit Valuation Adjustments, namely DVA on derivatives, as aforementioned and
DVA on own issued financial liabilities. The application of DVA on own issued financial liabilities is for those financial liabilities measured at fair value through profit or loss, if the credit risk component has not been
included in the prices. In this DVA calculation, the default probability of the institution are estimated based on the ING Credit spread.
Collateral Valuation Adjustment (CollVA

)
Collateral Valuation Adjustment is a derivative valuation adjustment capturing specific features of CSA (Credit
Support Annex) with a counterparty that the regular valuation framework does not capture. Non-standard CSA features may include deviations in relation to the currency in which ING posts or receives collateral, deviations in remuneration rate on collateral which may pay lower or higher rate than overnight rate or even no interest at all. Other deviations can be posting securities rather than cash as collateral.
Funding Valuation Adjustment (FVA)
ING applies an additional ‘Funding Valuation Adjustment’ (FVA) to address the funding costs associated with the collateral funding asymmetry on uncollateralized or partially collateralized derivatives in the portfolio. This adjustment is based on the expected exposure profiles of the uncollateralized or partially collateralized OTC derivatives and market-based funding spreads.
d) Fair value hierarchy
ING Group has categorised its financial instruments that are either measured in the statement of financial position at fair value or of which the fair value is disclosed, into a three level hierarchy based on the observability of the valuation inputs from (unadjusted) quoted prices. Highest priority is retained

to
(unadjusted) quoted prices in active markets for identical assets or liabilities and the lowest priority to valuation techniques supported by unobservable inputs.
Transfers

into and transfers out of fair value hierarchy levels are made on a quarterly basis at the end of the reporting period.
Level 1 – (Unadjusted) quoted prices in active markets
This category includes financial instruments whose fair value is determined directly by reference to
(unadjusted) quoted prices in an active market. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, dealer markets, brokered markets, or principal to principal markets. Those prices represent actual and regularly occurring market transactions with sufficient frequency and volume to provide pricing information on an ongoing basis.
Transfers

out of Level 1 into Level 2 or Level 3 occur when ING Group establishes that markets are no longer active and therefore (unadjusted) quoted prices no longer provide reliable pricing information.
Level 2 – Valuation technique supported by observable inputs
This category includes financial instruments whose fair value is based on market observables other than
(unadjusted) quoted prices. The fair value for financial instruments in this category can be determined by reference to quoted prices for similar instruments in active markets, but for which the prices are modified based on other market observable external data or reference to quoted prices for identical or similar instruments in markets that are not active. These prices can be obtained from a third party pricing service.

ING
analyses how the prices are derived and determines whether the prices are liquid tradable prices or model
based consensus prices taking various data as inputs.

For financial instruments that do not have a reference price available, fair value is determined using a valuation technique (e.g. a model), where inputs in the model

are taken from an active market or are observable, such as
interest rates and yield curves observable at commonly quoted intervals, implied volatilities, and credit spreads.
Instruments, where inputs are unobservable are classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities. If the combined change in asset value resulting from the shift of the unobservable parameters and the model uncertainty exceeds the threshold, the asset is classified as Level 3. A value change below the threshold results in a Level 2 classification.
Level 3 – Valuation technique supported by unobservable inputs
This category includes financial instruments whose fair value is determined using a valuation technique (e.g. a
model), for a significant part of the overall valuation the valuation input is unobservable, or is determined by reference to price quotes where the market is considered inactive. Unobservable inputs are inputs which are based on the Group’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the market. Unobservable inputs may include volatility, correlation, spreads to discount rates,

default rates and recovery rates, prepayment rates,

and
certain credit spreads.
Financial instruments at fair value

The fair values of the financial instruments

were determined as follows:
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
Level 1 Level 2 Level 3 Total
2021 2020 2021 2020 2021 2020 2021 2020
Financial Assets
Financial assets at fair value
through profit or loss

- Equity securities
17,591 7,897 2 2 134 138 17,727 8,037

- Debt securities
2,317 3,378 7,016 4,867 2,643 1,269 11,976 9,514

- Derivatives
6 1 21,154 30,623 140 197 21,299 30,821

- Loans and receivables

48,706 53,733 2,248 1,265 50,954 54,998
19,914 11,276 76,877 89,225 5,165 2,870 101,956 103,370
Financial assets at fair value
through other comprehensive
income

- Equity securities
2,232 1,687 225 176 2,457 1,862

- Debt securities
21,753 31,592 5,587 1,385 27,340 32,977

- Loans and receivables

838 1,056 838 1,056
23,984 33,279 5,587 1,385 1,063 1,231 30,635 35,895
Financial liabilities
Financial liabilities at fair value
through profit or loss
–

Debt securities
827 1,124 5,333 5,231 135 180 6,295 6,534
–

Deposits
1 43,026 48,111 2 43,026 48,114
–

Trading securities
955 699 120 70 0 0 1,075 768
–

Derivatives
63 55 20,388 27,094 195 217 20,646 27,365
1,844 1,879 68,867 80,505 330 398 71,041 82,781
The following methods and assumptions were used by ING Group to estimate the fair value of the financial instruments:
Equity securities
Instrument description:

Equity securities include stocks

and shares, corporate investments and private equity
investments.
Valuation:

If available, the fair values of publicly traded equity securities and private equity securities are based on quoted market prices. In absence of active markets, fair values are estimated by analysing the investee’s financial position, result, risk profile, prospect, price, earnings comparisons and revenue multiples.
Additionally, reference is made to valuations of peer entities where quoted prices in active markets are available. For equity securities best market practice will be applied using the most relevant valuation method.

All non-listed equity investments, including investments in private equity funds, are subject to a standard review framework which ensures that valuations reflect the fair values.
Fair value hierarchy:

The majority of equity securities are publicly traded and quoted prices are readily and
regularly available. Hence, these securities are classified as Level 1.

Equity securities which are not traded in
active markets mainly include corporate investments, fund investments and other equity securities and are classified as Level 3.
Debt securities
Instrument description:

Debt securities include government bonds, financial institutions bonds and Asset-
backed securities (ABS).

Valuation:

Where available, fair values for debt securities are generally based on quoted market prices.
Quoted market prices are obtained from an exchange market, dealer,

broker,

industry group, pricing service, or
regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs,

which includes consensus prices obtained from one or more pricing services. Furthermore, fair
values are determined by valuation techniques discounting expected future cash flows using a market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.
Fair value hierarchy:

Government bonds and financial institutions bonds are generally traded in active markets, where quoted prices are readily and regularly available and are hence, classified as Level 1. The remaining positions are classified as Level 2 or Level 3.

Asset backed securities for which no active market is
available and a wide discrepancy in quoted prices exists, are classified as Level 3.
Derivatives
Instrument description:

Derivatives contracts can either be exchange-traded or over the counter (OTC).
Derivatives include interest rate derivatives, FX derivatives, Credit derivatives, Equity derivatives and commodity derivatives.
Valuation:

The fair value of exchange-traded derivatives is determined using quoted market prices in an active market and are classified as Level 1 of the fair value hierarchy. For instruments that are not actively traded, fair
values are estimated based on valuation techniques. OTC derivatives and derivatives trading in an inactive market are valued using valuation techniques. The valuation techniques and inputs depend on the type of
derivatives

and the nature of the underlying instruments. The principal

techniques used to value these
instruments are based on (amongst others) discounted cash flows option pricing models and Monte Carlo
simulations. These valuation models calculate the present value of expected future cash flows, based on

‘no-
arbitrage’ principles. The models are commonly used in the financial industry and inputs to the validation
models are determined from observable market data where possible. Certain inputs may not be observable in the market, but can be determined from observable prices via valuation model calibration procedures. These inputs include prices available from exchanges, dealers, brokers or providers of pricing, yield curves, credit spreads, default rates, recovery rates, dividend rates, volatility of underlying interest rates, equity prices, and foreign currency exchange rates and reference is made to quoted prices, recently executed trades, independent market quotes and consensus data, where available.
For uncollateralised OTC derivatives, ING applies Credit Valuation Adjustment to correctly reflect the counterparty credit risk in the valuation and Debit Valuation Adjustments to reflect the credit risk of ING for its counterparty. See sections CVA/DVA

in section c) Valuation Adjustments for more details regarding the calculation.
Fair value hierarchy:

The majority of the derivatives are priced using observable

inputs and are classified as
Level 2. Derivatives for which the input cannot be implied from observable market data are classified as Level
3.
Loans and receivables
Instrument description:

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables carried at fair value includes trading loans, being securities lending and similar

agreement comparable to collateralised lending, syndicated loans, loans expected to be sold and receivables with regards to reverse repurchase transactions.
Valuation:

The fair value of loans and receivables are generally based on quoted market prices. The fair value of other loans is estimated by discounting expected future cash flows using a discount rate that reflects credit risk, liquidity, and other current market conditions. The fair value of mortgage loans is estimated by taking into account prepayment behaviour.
Fair value hierarchy:

Loans and receivables are predominantly classified as Level 2. Loans and receivables for
which current market information about similar assets to use as observable, corroborated data for all significant inputs into a valuation model is not available are classified as Level 3.
Financial liabilities at fair value through profit and loss

Instrument description:

Financial liabilities at fair value through profit and loss include debt securities,

debt
instruments, primarily comprised of structured notes, which are held at fair value under the fair value option.
Besides that, it includes derivative contracts and repurchase agreements.
Valuation:

The fair values of securities in the trading portfolio and other liabilities at fair value through profit or
loss are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated based on internal discounted cash flow valuation techniques using interest rates and credit spreads that apply to similar instruments.
Fair value hierarchy:

The majority of the derivatives are classified as Level 2. Derivatives for which the input cannot be derived from observable market data are classified as Level 3.
e) Transfers

between Level 1 and 2
As a consequence of a change in the levelling methodology

of INGs bond portfolio in 2021, ING recorded an
EUR 2.6

billion and EUR
0.8

billion transfer from Level 1 to Level 2 respectively in debt securities measured at fair value through other comprehensive income and debt securities measured at fair value through profit or loss. No significant transfers from Level 2 to Level 1 were recorded in the reporting period 2021.
f) Level 3: Valuation techniques and inputs used

Financial assets and liabilities in Level 3 include both

assets and liabilities for which the fair value was
determined using (i) valuation techniques that incorporate unobservable inputs as well as

(ii) quoted prices
which have been adjusted to reflect that the market was not actively trading at or around the balance sheet date. Unobservable inputs are inputs which are based on ING’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the circumstances. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Valuation techniques that incorporate unobservable inputs are sensitive to the inputs used.

Of the total amount of financial assets classified as Level 3 as at 31

December 2021 of EUR
6.2

billion (31
December 2020: EUR 4.1

billion), an amount of EUR
2.0

billion (
32.5%) (31 December 2020: EUR 2.1

billion,
being 52.3
%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust
quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial assets includes approximately EUR 2.9 billion (31 December 2020: EUR
0.9
billion) which relates to financial assets that are part of structures that are designed to be fully neutral in terms
of market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to
market risk is insignificant. Whereas the fair value of individual components of these structures may be determined using different techniques and the fair value of each of the components of these structures may be sensitive to unobservable inputs, the overall sensitivity is by design not significant.
The remaining EUR 1.3

billion (31 December 2020: EUR
1.1

billion) of the fair value classified in Level 3 financial
assets is established using valuation techniques that incorporates certain inputs that are unobservable.
Of the total amount of financial liabilities classified as Level

3 as at 31 December 2021 of EUR
0.3

billion (31
December 2020: EUR 0.4

billion), an amount of EUR
0.1

billion (
42.0%) (31 December 2020: EUR 0.1

billion,
being 34.6
%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust
quoted prices using its own inputs, there is no significant

sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial liabilities includes approximately EUR 0.1 billion (31 December 2020: EUR
0.1
billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in
terms of market risk. As explained above, the fair value of each of the components of these structures may be sensitive to unobservable inputs, but the overall sensitivity is by design not significant.
The remaining EUR 0.1

billion (31 December 2020: EUR
0.2

billion) of the fair value classified in Level 3 financial
liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.
The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and
upper range of such unobservable inputs, by type of Level 3 asset/liability. The lower and upper range mentioned in the overview represent the lowest and highest variance of the respective valuation input as actually used in the valuation of the different financial instruments. Amounts and percentages stated are unweighted. The range can vary from period to period subject to market movements and change in Level 3 position. Lower and upper bounds reflect the variability of Level 3 positions and their underlying valuation
inputs in the portfolio, but do not adequately reflect their level of valuation uncertainty. For valuation uncertainty assessment, reference is made to section Sensitivity analysis of unobservable inputs (Level 3).
Valuation techniques and range of unobservable

inputs (Level 3)
Assets Liabilities Valuation techniques
Significant unobservable inputs
Lower range Upper range
In EUR million 2021 2020 2021 2020 2021 2020 2021 2020
At fair value through profit or loss
Debt securities 2,643 1,269 Price based Price (%) 0% 0% 121% 107%
Equity securities 134 137 1 Price based Price (price per share) 0 0 5,475 5,475
Loans and advances 1,598 1,090 2 Price based Price (%) 0% 0% 100% 101%
Present value techniques Credit spread (bps) 0 0 250 250
(Reverse) repo's 650 176 Present value techniques Interest rate (%) 0% 3% 1% 4%
Structured notes 135 180 Price based Price (%) 84% 74% 125% 109%
Option pricing model Equity volatility (%) 13% 14% 30% 25%
Equity/Equity correlation n.a. 0.6 n.a. 0.9
Equity/FX correlation 0 -0.7 0 0.3
Dividend yield (%) 3% 0% 4% 5%
Derivatives
–

Rates
5 2 35 38 Option pricing model Interest rate volatility (bps) 43 12 82 70
Present value techniques Reset spread (%) 2% 2% 2% 2%
–

FX
27 30 Present value techniques FX volatility (%) 1% n.a. 16% n.a.
Option pricing model FX volatility (bps) n.a. 6 n.a. 10
Implied volatility (%) 1% n.a. 22% n.a.
–

Credit
75 168 94 154 Present value techniques Credit spread (bps) 1 2 359 1,403
Jump rate (%) n.a. n.a. n.a. n.a.
Price based Price (%) 0% 99% 100% 107%
–

Equity
30 24 27 20 Option pricing model Equity volatility (%) 11% 5% 119% 64%
Equity/Equity correlation 0.5 0.5 0.8 0.9
Equity/FX correlation -0.7 -0.6 0.1 0.1
Dividend yield (%) 0% 0% 18% 34%
Price based Price (%) 0% 3% 0% 3%
–

Other
3 3 9 3 Option pricing model Commodity volatility (%) 20% 18% 89% 55%
Com/Com correlation n.a. n.a. n.a. n.a.
Com/FX correlation n.a. -0.5 n.a. -0.3
At fair value through other comprehensive income
–

Loans and advances
838 1,056 Present value techniques Prepayment rate (%) 9% 9% 9% 9%
Price based

Price (%) 99% 99% 100% 99%
–

Equity
225 176 Present value techniques Credit spread (bps) 2 2 2 2
Interest rate (%) 3% 3% 3% 3%
Price based Price (%) 1% n/a 1% n/a
Price based Other (EUR) 63 63 80 80
Total 6,228 4,101 330 398
Price
For securities where market prices are not available fair value is measured by comparison with observable pricing data from similar instruments. Prices of 0 % are distressed to the point that no recovery is expected, while prices significantly in excess of 100 % or par are expected to pay a yield above current market rates.
Credit spreads
Credit spread is the premium above a benchmark interest rate required by the market participant to accept a lower credit quality. Higher credit spreads indicate lower credit quality and a lower value of an asset.
Volatility
Volatility is a measure for variation of the price of a financial instrument or other valuation input over time.
Volatility is one of the key inputs in option pricing models. Typically, the higher the volatility,

the higher value of
the option. Volatility varies by the underlying reference (equity, commodity,

foreign currency and interest rates),
by strike, and maturity of the option. The minimum level of volatility is 0 % and there is no theoretical maximum.
Correlation
Correlation is a measure of dependence between two underlying references which is relevant for valuing
derivatives and other instruments having more than one underlying reference. High positive correlation (close to
1) indicates strong positive (statistical) relationship, where underliers move, everything else equal, into the same direction. The same holds for a high negative correlation.
Reset spread
Reset spreads are key inputs to mortgage linked prepayment swaps valuation. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.
Inflation rate

Inflation rate is a key input to inflation linked instruments. Inflation linked instruments protect against price inflation and are denominated and indexed to investment units. Interest payments would be based on the inflation index and nominal rate in order to receive/pay the real rate of return. A rise in nominal coupon payments is a result of an increase in inflation expectations, real rates, or both.
Dividend yield
Dividend yield is an important input for equity option pricing models showing how much dividends a company is
expected to pay out each year relative to its share price. Dividend yields are generally expressed as an annualised percentage of share price.
Jump rate
Jump rates simulate abrupt changes in valuation models. The rate is an added component to the discount rate in the model to include default risks.

Prepayment rate
Prepayment rate is a key input to mortgage and loan valuation. Prepayment rate is the estimated rate at which
mortgage borrowers will repay their mortgages early, e.g. 5
% per year. Prepayment

rate and reset spread are key
inputs to mortgage linked prepayment swaps valuation
Level 3: Changes during the period
Changes in Level 3 Financial assets
Trading assets
Non-trading
derivatives
Financial assets
mandatorily at FVPL
Financial assets
designated at FVPL
Financial assets
at FVOCI Total
2021 2020 2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Opening balance

882 174 1 8 1,191 1,381 796 1,244 1,231 1,961 4,101 4,768
Realised gain/loss

recognised in the statement of profit or loss during the period

1
22 –61 0 –1 32 –104 –80 –198 –12 –19 –37 –383
Revaluation recognised in other comprehensive income during the period

2
22 –46 22 –46
Purchase of assets 453 453 3 3 1,496 1,180 1,919 212 165 39 4,036 1,887
Sale of assets
–
48
–
73
–
3
–
8
–
612
–
973
–
141
–
270
–
234
–
419
–
1,037
–
1,743
Maturity/settlement
–
14
–
39
–
1
–
163
–
83
–
13
–
57
–
109
–
175
–
299
–
354
Reclassifications

–5 330 –6 –105 –11 224
Transfers

into Level 3
43 517 –1 6 1 –1 –1 42 523
Transfers

out of Level 3
–
517
–
90
–
1
0
–
98
–
528
–
138
–
615
–
755
Exchange rate differences 0 20 –24 9 –4 29 –27
Changes in the composition of the group and other changes 0 5 –2 1 –2 6
Closing balance 822 882 1 1 1,862 1,191 2,480 796 1,063 1,231 6,228 4,101
1

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts
includes EUR 50

million (2020: EUR
312

million) of unrealised gains and losses recognised in the statement of profit or loss.

2

Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value
through other comprehensive income’.
In 2020, the transfer into Level 3 assets is mainly driven by debt securities that are part of a structure transferred into level 3 due to market illiquidity which decreased observability for an input. In 2021, these instruments transferred out of Level 3 due to the valuation not being significantly impacted by unobservable inputs.
In 2021, transfers out of Level 3 of financial assets designated at fair value mainly relate to (long term) reverse repurchase transactions that were transferred out of Level 3 due to the valuation not being significantly impacted by unobservable inputs.
In 2020, transfers out of Level 3 is mainly related to debt obligations due to the valuation no longer being significantly impacted by unobservable inputs.
In 2020, reclassification relate to a re-review of the general terms of a portfolio of securitization loans, the underlying pools of assets are exposed to residual value risk. Consequently, the portfolio of EUR 0.3 billion, which
is classified at Level 3, was incorrectly measured at amortised cost and therefore reclassified to mandatorily fair value through profit or loss. Furthermore, it relates to ING’s investment in Visa preference series C shares, reference is made to Note 5 ‘Financial assets at fair value through other comprehensive income’.
Changes in Level 3 Financial liabilities
Financial liabilities
designated as at fair
value through profit or
loss Trading liabilities Non-trading derivatives Total
2021 2020 2021 2020 2021 2020 2021 2020
Opening balance 180 195 39 110 180 184 398 490
Realised gain/loss recognised in
the statement of profit or loss

during the period
1
101 -2 -0 20 13 -22 113 -4
Additions 58 55 3 19 52 662 113 736
Redemptions -10 -116 -3 -45 -140 -90 -153 -250
Maturity/settlement -44 -11 -52 -1 -83 -45 -146
Transfers

into Level 3
48 170 8 233 267 282 445
Transfers

out of Level 3
-173 -111 -3 -23 -203 -738 -378 -873
Closing balance 160 180 35 39 135 180 330 398
1

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes
EUR 113

million (2020: EUR
-4

million) of unrealised gains and losses recognised in the statement of profit or loss.
In 2020 and 2021, financial liabilities transfers into and out of Level 3 mainly consist of structures notes, measured as designated at fair value through profit or loss. The structured notes are transferred out of Level 3 as the valuation is no longer impacted by significantly unobservable inputs.
In 2020, financial liabilities mainly (long term) repurchase transactions were transferred out of Level 3 mainly due
to the valuation not being significantly impacted by unobservable inputs.
g) Recognition of unrealised gains and losses in Level 3
Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the year that relates to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in the statement of profit or loss.
In 2020 and 2021, unrealised gains and losses that relate to ‘Financial assets at fair value through other comprehensive income’ are included in the Revaluation reserve – Equity securities at fair value through other comprehensive income or Debt

Instruments at fair value through other comprehensive income.
h) Level 3: Sensitivity analysis of unobservable inputs
Where the fair value of a financial instrument is determined using inputs which are unobservable and which have
a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the
balance date may be drawn from a range of reasonably possible alternatives. In line with market practice the upper and lower bounds of the range of alternative input values reflect a 90 % level of valuation certainty. The actual levels chosen for the unobservable inputs in preparing the financial statements are consistent with the
valuation methodology used for fair valued financial instruments.
In practice valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk factors) at portfolio level across different product categories. Where the disclosure looks at individual Level 3 inputs the actual valuation adjustments may also reflect the benefits of portfolio offsets.

This disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other
instruments (for example as a hedge) that are classified as Level 2.

The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in

the fair value o of financial instruments where
unobservable inputs are significant to the valuation is as follows:
Sensitivity analysis of Level 3 instruments
Positive fair value
movements from
using reasonable
possible alternatives
Negative fair value
movements from
using reasonable
possible alternatives
2021 2020 2021 2020
Equity (equity derivatives, structured notes)
3 33 -27 -14
Interest rates (Rates derivatives,

FX derivatives)
15 20 -1 -1
Credit (Debt securities, Loans, structured notes, credit derivatives)
27 43 -2 -27
45 96 -30 –42
i) Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position. The aggregation of the fair values presented below does not represent, and should not be construed as representing, the underlying value of ING

Group.
Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
Carrying Amount
Carrying amount
approximates fair value
Level 1 Level 2 Level 3
Total fair

value
2021 2020 2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Financial Assets
Loans and advances to banks
23,592 25,364 1,675 2,165 1 0 6,610 7,763 15,349 15,611 23,635 25,539
Loans and advances to customers
1, 2
625,122 593,970 16,939 17,486 0 0 18,465 14,595 600,253 577,526 635,657 609,607
Securities at amortised cost 1
48,319 50,587 –0 0 40,314 49,109 7,327 2,550 681 622 48,323 52,281
697,032 669,921 18,614 19,651 40,316 49,109 32,403 24,908 616,282 593,759 707,614 687,427
Financial liabilities
Deposits from banks
85,092 78,098 4,298 3,918 0 75,847 68,473 5,890 6,014 86,035 78,405
Customer deposits
617,400 609,517 585,929 580,262 –0 20,089 14,007 11,624 15,704 617,641 609,972
Debt securities in issue 1
91,784 82,065 –0 37,345 51,906 40,704 24,005 15,036 6,449 93,085 82,360
Subordinated loans 1
16,715 15,805 –0 12,826 15,013 4,377 1,161 17,203 16,174
810,990 785,484 590,227 584,180 50,171 66,919 141,017 107,645 32,549 28,167 813,964 786,911
1 As a consequence of a change in the levelling methodology of INGs bond portfolio ING recorded transfers from Level 1 to Level 2 in 2021.
2 The prior period has been updated to improve consistency and comparability of the fair values of loans and advances to customers.
The following methods and assumptions were used by ING Group to estimate the fair value of the financial instruments not measured at fair value .
Loans and advances to banks
For short term receivables from banks carrying amounts represent a reasonable estimate of the fair value. The fair value of long term receivables from banks is estimated by discounting expected future cash flows using a discount rate based on available market interest rates and appropriate spreads that reflects current credit risk.
Loans and advances to customers
For short term loans carrying amounts represent a reasonable estimate of the fair value. The fair value of long term loans is estimated by discounting expected future cash flows using a discount rate that reflects current credit risk, current interest rates, and other current market conditions where applicable. The fair value of mortgage loans is estimated by taking into account prepayment behaviour. Loans with similar characteristics are aggregated for calculation purposes.
Deposits from banks
For short term payables to banks carrying amounts represent a reasonable estimate of the fair value. The fair value of long term payables to banks is estimated by discounting expected future cash flows using a discount rate based on available market interest rates and appropriate spreads that reflects ING’s own credit risk.
Customer deposits
The carrying values of customer deposits with an immediate on demand features approximate their fair values.
The fair values of deposits with fixed contractual terms have been estimated based on discounting future cash flows using the interest rates currently applicable to deposits of similar maturities.
Debt securities in issue

The fair value of debt securities in issue is generally based on quoted market prices, or if not available, on
estimated prices by discounting expected future cash flows using a current market interest rate and credit spreads applicable to the yield, credit quality and maturity.
Subordinated loans
The fair value of publicly traded subordinated loans are based on quoted market prices when available. Where no quoted market prices are available, fair value of the subordinated loans is estimated using discounted cash flows based on interest rates and credit spreads that apply to similar instruments.